Plan of Restructuring (Annual and Quarter) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 14, 2011
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			20,825,000		2,244,000
Gains (Losses) on Extinguishment of Debt			$ 60,000		$ 8,796,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)					$ 3.21
Securities, Issued					8,300,000		8,300,000
Preferred Stock, Shares Issued (in Shares)					416,500		416,500
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 1.00		$ 0.001
Preferred Stock Stated Value Per Share (in Dollars per share)					$ 20.00		$ 20.00
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	416,500		416,500		50		50
Common Stock, Shares Converted From Conversion (in Shares)					20,825,000		20,825,000
Conversion Of Preferred Stock, Warrant Issued (in Shares)					4,165,000		4,165,000
Purchase Price Of Securites Issued Per Unit					20,000		20,000
Common Stock, Shares, Issued (in Shares)	25,895,424		25,895,424		5,070,424	2,826,424
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50		0.50		1.00
Placement Agent Fees			8,000,000		8,000,000
Placement Agent, Cash Fee			200,000		200,000
Placement Agent Fees, Notes Issued			200,000		200,000
Repayments of Notes Payable			2,019,600		2,019,600
Cash Settlement, Debentureholder			71,800		71,800
Repayments of Senior Debt			320,833		320,833
Repayments of Lines of Credit			4,600,000		1,300,000
Restructuring Charges	178,000	16,000	351,000	86,000	164,000	1,078,000
Other Restructuring Costs					164,000
Excess Stock, Shares Authorized (in Shares)	60,000,000		60,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 1	$ 1
Secured Demand Notes	650,000		650,000
Restructuring Costs			1,600,000			480,000
Severance Costs	178,000
Restatement Adjustment [Member] | Unit [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					0.20
Restatement Adjustment [Member] | Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.20		0.20		0.20
Restatement Adjustment [Member] | Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50		0.50		0.50
Restatement Adjustment [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					0.01
Placement Agent Warrants [Member] | Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.20		0.20
Placement Agent Warrants [Member] | Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50		0.50
Scenario, Previously Reported [Member] | Convertible Notes Payable [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00		1.00
Scenario, Previously Reported [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00		1.00
Scenario, Previously Reported [Member] | Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00		1.00
Scenario, Previously Reported [Member] | Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00		1.00
Unit [Member]
Preferred Stock, Shares Issued (in Shares)					1,000
Common Stock, Shares, Issued (in Shares)					50,000
Warrants, Issued (in Shares)					10,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					1.00
Convertible Notes Payable [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.10		0.10
Debt Conversion, Original Debt, Amount			57,000
Convertible Debentures [Member]
Debt Conversion, Original Debt, Amount			5,000
Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50		0.50		0.50
Class of Warrant or Right, Outstanding (in Shares)	2,680,000		2,680,000		2,680,000
Warrant A and Warrant B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					1.00
Class of Warrant or Right, Outstanding (in Shares)	8,330,000		8,330,000
Common Stock Warrant [Member]
Class of Warrant or Right, Outstanding (in Shares)	8,330,000		8,330,000		8,330,000
Preferred Stock, Shares Component in Single Unit Security Issued (in Shares)							50,000
Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.20		0.20		1.00		0.20
Warrants, Number in Single Unit Securty Issued (in Shares)							10,000
Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50		0.50		1.00		0.50
Convertible Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			2,244,000
Convertible Preferred Stock [Member]
Preferred Stock, Shares Issued (in Shares)							1,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Debt Instrument, Amount Paid			225		225
Debt Instrument, Convertible, Number of Equity Instruments			250		250
Debt Instrument, Convertible, Value Exchanged	1,000		1,000		1,000
Debt Instrument, Repurchase Amount					8,976,000
9½% Subordinated debentures due 2012 [Member}
Debt Instrument, Amount Paid			100		100
Debt Instrument, Convertible, Value Exchanged	1,000		1,000		1,000
Debt Instrument, Repurchase Amount					718,000
Revolving Loan With Senior Lender [Member]
Repayments of Senior Debt			3,000,000
Repayments of Lines of Credit			1,000,000
Revolving Loan With Senior Lender [Member]
Repayments of Senior Debt					3,000,000
Repayments of Lines of Credit					1,000,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Debt Instrument, Amount Paid			225
Debt Instrument, Convertible, Number of Equity Instruments			250
Debt Instrument, Convertible, Value Exchanged	1,000		1,000
Debt Instrument, Repurchase Amount	8,976,000		8,976,000
9½% Subordinated debentures due 2012 [Member}
Debt Instrument, Amount Paid			100
Debt Instrument, Convertible, Value Exchanged	1,000		1,000
Debt Instrument, Repurchase Amount	$ 718,000		$ 718,000